Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,656,300.00
Total Fee Amount	9,757.64
Total Offset Amount	0.00
Net Fee	$ 9,757.64
Offering Table N/A
Offset Table N/A	N/A